Marketable Securities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Summary of marketable securities
Amortized cost	$ 63,672	$ 38,324
Gross unrealized gain	72	7
Gross unrealized loss	(132)	(107)
Fair value	63,612	38,224
Matures within one year: Corporate debentures [Member]
Summary of marketable securities
Amortized cost	2,663	16,526
Gross unrealized gain	2	2
Gross unrealized loss	(8)	(28)
Fair value	2,657	16,500
Matures after one year through three years: Corporate debentures [Member]
Summary of marketable securities
Amortized cost	49,843	21,798
Gross unrealized gain	68	5
Gross unrealized loss	(111)	(79)
Fair value	49,800	$ 21,724
Matures after one year through three years: Government debentures [Member]
Summary of marketable securities
Amortized cost	11,166
Gross unrealized gain	2
Gross unrealized loss	(13)
Fair value	$ 11,155